Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Property and equipment, gross	$ 39,742,640	$ 39,992,706
Less accumulated amortization and depreciation	(31,829,789)	(31,180,843)
Property and equipment, net	7,912,851	8,811,863
Land [Member]
Property and equipment, gross	3,148,834	3,148,834
Building and Building Improvements [Member]
Property and equipment, gross	8,303,055	8,245,585
Machinery and Equipment [Member]
Property and equipment, gross	27,214,996	27,476,894
Furniture and Fixtures [Member]
Property and equipment, gross	904,256	904,256
Construction in Progress [Member]
Property and equipment, gross	$ 171,499	$ 217,137